TREASURY SHARES	12 Months Ended
Dec. 31, 2025
TREASURY SHARES
TREASURY SHARES

19.TREASURY SHARES

On March 13, 2025, the Company authorized a new share repurchase program (the “New Share Repurchase Program”) under which the Company may repurchase from time to time of up to US$30 million worth of (i) ADSs (the “Repurchased ADSs”) and /or (ii) fully paid Class A Ordinary Shares (together with the Class A Ordinary Shares underlying the Repurchased ADSs, the “Repurchased Shares”) over a period of 12 months starting from April 25, 2025 (the “Repurchases”).

As of December 31, 2025, the Company repurchased an aggregate of 94,020,913 Class A ordinary shares under the Share Repurchase Program 2019, Share Repurchase Programs 2021, Share Repurchase Program 2022, Share Repurchase Program 2023, Share Repurchase Program 2024 and New Share Repurchase Program, at an average price of US$1.41, for US$132,110,572. As of December 31, 2025, 7,649,872 Class A ordinary shares were transferred to employees when they exercise their ESOP. The remaining balance of treasury shares represents 86,371,041 Class A ordinary shares, at an average price of US$1.20, for US$103,424,568.